Average Annual Total Returns{- Fidelity Flex Conservative Income Bond Fund} - 08.31 Fidelity Flex Conservative Income Bond Fund Retail PRO -04 - Fidelity Flex Conservative Income Bond Fund	Fidelity Flex Conservative Income Bond Fund Return Before Taxes Past 1 year	Fidelity Flex Conservative Income Bond Fund Return Before Taxes Since Inception		Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions Past 1 year	Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions Since Inception		Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Conservative Income Bond Fund After Taxes on Distributions and Sales Since Inception		Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Past 1 year	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Since Inception
Total	3.20%	2.76%	[1]	2.09%	1.68%	[1]	1.89%	1.65%	[1]	2.41%	2.33%	[1]

[1]	(a)From May 31, 2018